Company Information - Tax audit on payroll tax (Details) € in Millions						12 Months Ended
	Nov. 26, 2021 EUR (€)	Sep. 16, 2021 employee	Jun. 09, 2021 EUR (€)	Mar. 09, 2021 EUR (€)	Feb. 11, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 06, 2021 EUR (€)
Company Information
Number of key recruitments announced for development of lanifibranor | employee		7
Cash pledged as security						€ 1.7
Indemnification amount received						€ 2.0
Amount of offsetting against VAT credit receivables			€ 1.3
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Company Information
Cash pledged as security							€ 1.6
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Tax audit for payroll taxes
Company Information
Proposed payroll tax adjustment					€ 1.9
Indemnification amount received				€ 2.0
Total amount paid to French tax authorities			1.8
Net amount paid by bank transfer			€ 0.5
Provision related to tax audit for the years ended december 2016 and 2017 | Guarantee given to the tax authorities
Company Information
Cash pledged as security								€ 1.0
Provision related to tax audit for the years ended december 2016 and 2017 | Tax audit for payroll taxes
Company Information
Claim for total amount	€ 1.2
Crdit Agricole bank | Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Company Information
Amount of Release of Term Account Pledge							€ 1.0